Other Long-term Assets (Details 3) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Housing loans made to employees
Term of staff housing loan (in years)	5 years
Staff housing loans outstanding repayable within 12 months	¥ 37.2	¥ 43.0
Equal to or more than
Housing loans made to employees
Interest rate on staff housing loan (as a percent)	1.50%	1.50%
Less than
Housing loans made to employees
Interest rate on staff housing loan (as a percent)	4.75%	4.75%